Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

Note 4: Inventories

Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2013, and 2012 consist of the following:

	2013	2012
	(in millions)
Raw materials	$1,956	$1,629
Work-in-process	949	882
Finished goods	4,505	3,749

Total inventories	$7,410	$6,260